Segmental reporting (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Disclosure of operating segments [line items]
Gold income	$ 956	$ 882	$ 4,322
By-products	23	23	105
Cost of sales	677	636	2,699
Gross profit (loss)	302	256	1,709
Capital expenditure	199	183	736
Assets	7,396	8,150	7,672
Discontinued operations - South Africa
Disclosure of operating segments [line items]
Gold income	0	138	408
By-products	0	0	1
Cost of sales	0	101	287
Gross profit (loss)	0	9	83
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Gold income	956	1,020	4,730
By-products	23	23	106
Cost of sales	677	737	2,986
Gross profit (loss)	302	265	1,792
Amortisation	100	135	570
Operating segments
Disclosure of operating segments [line items]
Gold income	1,110	1,022	4,969
By-products	23	23	106
Cost of sales	764	712	3,039
Gross profit (loss)	369	320	2,017
Amortisation	123	159	674
Capital expenditure	210	186	757
Operating segments | Discontinued operations - South Africa
Disclosure of operating segments [line items]
Capital expenditure	0	13	35
Operating segments | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Capital expenditure	210	199	792
Africa
Disclosure of operating segments [line items]
Assets	4,016	3,659	3,956
Africa | Operating segments
Disclosure of operating segments [line items]
Gold income	678	575	2,769
By-products	1	1	4
Cost of sales	431	365	1,572
Gross profit (loss)	249	211	1,201
Amortisation	59	89	349
Capital expenditure	107	92	397
Australia
Disclosure of operating segments [line items]
Assets	1,005	849	1,044
Australia | Operating segments
Disclosure of operating segments [line items]
Gold income	191	209	989
By-products	1	0	3
Cost of sales	167	161	705
Gross profit (loss)	25	49	286
Amortisation	28	34	160
Capital expenditure	50	33	143
Americas
Disclosure of operating segments [line items]
Assets	1,578	1,433	1,626
Americas | Operating segments
Disclosure of operating segments [line items]
Gold income	241	238	1,211
By-products	21	22	99
Cost of sales	168	194	764
Gross profit (loss)	93	59	532
Amortisation	35	35	163
Capital expenditure	53	61	217
Equity-accounted joint ventures included above | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Gold income	154	140	647
By-products	0	0	1
Cost of sales	87	76	340
Gross profit (loss)	67	64	308
Amortisation	23	24	104
Capital expenditure	11	16	56
Corporate and other
Disclosure of operating segments [line items]
Assets	797	1,632	1,046
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Cost of sales	2	8	2
Gross profit (loss)	2	1	(2)
Amortisation	1	1	2
South Africa
Disclosure of operating segments [line items]
Assets	$ 0	$ 577	$ 0